LONGTERM INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Long-term Investments
	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments	Fair Value September 30,
	2021	Additions	exchange	for the period	2022
Talisker Resources Common Shares	$3,880	$-	$(132)	$(2,475)	$1,273
Silver Wolf Exploration Ltd. Common Shares	59	31	(5)	(34)	51
Endurance Gold Corp. Common Shares	-	26	(3)	6	29
	$3,939	$57	$(140)	$(2,503)	$1,353